Restructuring Charge - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($) Vessel
Shuttle Tankers Reflagged [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.6
Number of vessels | Vessel	1
Shuttle Tanker [Member] | Reorganization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1.6
Conventional Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.4